Leases - Future minimum lease payments (Details) - USD ($)		Mar. 31, 2021	Dec. 31, 2020
Leases
2021	[1]	$ 19,914,481
2022		26,470,805
2023		38,028,900
2024		24,179,292
2025		75,863,062
2026 – 2030		40,715,444
Finance lease obligations		225,171,984	$ 231,780,842
Amounts representing interest and deferred finance fees		(32,001,178)	(34,076,458)
Finance lease obligations, net of interest and deferred finance fees		$ 193,170,806	$ 197,704,384

[1]	Nine-month period ending December 31, 2021.5